Financial Assets and Financial Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	$ 4,062	$ 2,332	$ 2,747
Other financial assets	4,062	2,332
Financial liabilities at fair value through profit or loss
Foreign exchange forward contracts	3	142
Other financial liabilities	$ 3	$ 142